Organization - Schedule of Loss Per Share Before and After the Retrospective Adjustments (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Before Adjustment [Member]
Net loss per share attributable to ordinary shareholders of SAI.TECH Global Corporation.
Net loss per share, Basic	$ (0.0019)
Net loss per share, Diluted	$ (0.0019)
Weighted average shares used in calculating net loss per share
Weighted average shares, Basic	93,061,216	93,061,216
Weighted average shares, Diluted	93,061,216	93,061,216
After Adjustment [Member]
Net loss per share attributable to ordinary shareholders of SAI.TECH Global Corporation.
Net loss per share, Basic	$ (1.4274)
Net loss per share, Diluted	$ (1.4274)
Weighted average shares used in calculating net loss per share
Weighted average shares, Basic	12,447,760	12,447,760
Weighted average shares, Diluted	12,447,760	12,447,760